MERRILL LYNCH
INTERNATIONAL
EQUITY FUND



FUND LOGO




Quarterly Report

August 31, 1999


Officers and Trustees
Terry K. Glenn, President and Trustee
Donald Cecil, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Edward D. Zinbarg, Trustee
Clive D. Lang, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and
  Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND


International
Stock Market
Performance

Bar Graph Depicting Total Return in US Dollars* of the Fund's
Top Country Positions For the Three-Month Period Ended August 31, 1999

Italy                  -3.4%
Spain                  -1.5%
Australia              -1.0%
United Kingdom         +1.4%
Switzerland            +2.1%
Canada                 +3.2%
Germany                +5.7%
Netherlands            +5.9%
France                 +7.3%
Japan                 +19.6%


Source: Morgan Stanley Capital International World (ex-US) Index.

[FN]
*For the three-month period ended August 31, 1999, total investment return in US dollars for the Morgan Stanley Capital International World (Ex-US) Index was +7.20%.


Merrill Lynch International Equity Fund, August 31, 1999


DEAR SHAREHOLDER

For the three-month period ended August 31, 1999, total returns for Merrill Lynch International Equity Fund's Class A, Class B, Class C and Class D Shares were +10.48%, +10.14%, +10.30% and +10.43%, respectively. This compares to the total return of the unmanaged Morgan Stanley Capital International (MSCI) World (Ex-US) Index of +7.20% in US dollar terms for the same three-month period. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The Fund benefited from our decision to move to an underweight position in the United Kingdom (which underperformed the benchmark by more than 5% during the quarter) and to underweight markets in Europe that are particularly interest rate sensitive (such as Italy, Spain and Switzerland). (References to markets are measured by Morgan Stanley indexes and are in US dollar terms.)

The other significant positive contribution to Fund performance came from sector and stock selection in Japan. The continued strength of the Japanese yen relative to the US dollar proved to be a strong contributor to absolute Fund returns. Having fallen by 3.5% in the previous three months, the US dollar fell by an additional 9.7% against the yen during the August quarter.

Global equity markets started the August quarter strong, but momentum waned after the US Federal Reserve Board raised interest rates at the end of June by 25 basis points (0.25%) and again in August by another quarter point. Other sources of uncertainty for investors included the yen strength (with concern centering on whether it may undermine the still fragile economic recovery in Japan, with consequent impact on other Asian economies) and the stretched valuations of some major equity markets relative to bond yields.

The strongest returns among developed markets over the three months ended August 31, 1999 were in the Asian markets of Japan and Singapore (which returned +19.6% and +17.0%, respectively) and the smaller Scandinavian markets of Finland and Sweden (both returning more than +13%). Of the larger European markets, only France outperformed the unmanaged MSCI World (Ex-US) Index and then only by a narrow margin. The unmanaged MSCI Emerging Markets Composite Index returned +9.3% over the three months ended August 31, 1999. While the European and Asian components performed well (+11.2% and +22.0%, respectively), the Latin American region declined by 6.2% over the August quarter. This was a reflection of the uncertainty characterizing the US interest rate cycle as well as political and economic factors within the region.


Portfolio Matters
The Fund's effective equity exposure was markedly lower toward the end of the August quarter than the 96% held in the earlier part of the year. We increased cash levels of the Fund (up to 10%), reflecting our perception of the short-term risks facing the world's equity markets. The most significant change was the reduction in UK holdings to below 16.5% of net assets, an underweighted position relative to the benchmark. This was partly offset in the earlier part of the period by an increase in the allocation to Japanese equities, in particular to the smaller cap section of the market. This proved particularly successful, since the local smaller companies index (Tokyo Stock Exchange Index, Second Section) outperformed the larger cap unmanaged MSCI Japan Index by 33.1% over the August quarter. Overall, Japan became the largest country exposure in the Fund, at 23.4% of net assets for the August quarter. This represented a neutral-to-slightly underweighted position relative to the unmanaged benchmark MSCI World (Ex-US) Index.

During August, we increased the Fund's weighting in Continental European markets by 5% of net assets toward a neutral weight. This coincided with most of these markets outperforming the benchmark, as potential for positive earnings surprises and economic growth momentum favored the region. The Fund remained invested in emerging markets, primarily outside Latin America. However, we reduced the amount invested in these markets over the period in light of a flattening of the US yield curve, some easing in commodity price momentum and the fading potential for further cuts in Asian short-term interest rates.

At the sector level, we raised the Fund's exposure to the European insurance sector because we expect this area to benefit from an expected recovery in Western bond markets. In Japan, exposure to basic materials and machinery sectors was achieved at the expense of reducing exposure to exporters and the technology sector.


Economic and Investment Environment
Global growth has been on an upswing since the beginning of the year. However, the pace of acceleration is expected to remain modest relative to the last upturn in 1994. While some commodity prices may continue to rise on the back of capacity reductions, a widespread increase in consumer price inflation is not expected. Consensus estimates for the positive impact of Year 2000 (Y2K) preparations on global growth this year (from precautionary inventory-building and preventative investment spending) and the negative impact in 2000 (primarily from unwinding of higher inventories and lost output from non-compliant systems) are small.

A combination of steady, but no longer accelerating, growth plus continuing modest inflation could be positive for international equities, in our view. It also means that it is likely that some of this year's shifts in the portfolio may be reversed as we go into the fall. However, since most investors appear to be underweighted in many of the areas in which the Fund has invested over the past six months (for example, emerging markets, cyclicals and value stocks) and appear to be looking to raise holdings, these changes will be introduced only gradually. A flattening of yield curves will be a key indicator for prompting action.

A shortage of bond issuance, combined with a growing preference for safe havens, could contribute to a sharp rally in government bonds in the final weeks of the year. Some leading indicators are already signaling that the momentum of global growth is peaking, which should independently give support to bonds. This is a trend that would tend to favor a move from a value emphasis toward growth.

There are a number of risks to this optimistic scenario that will require close monitoring. One is that markets may become more concerned about Y2K disruptions to markets and economies, primarily in Asian and emerging markets. Another Y2K-associated risk is that inventory building may create shortages in some commodities, leading to a sharp rise in prices. If this occurs, it should be viewed as a one-time hike in price levels not a generalized inflation trend since the effects should only be temporary. Conversely, any Y2K problems that directly hit supply may also put upward pressure on prices.

The consensus view is that emerging markets are more vulnerable to the Y2K bug, with concern centering on public sector telecommunications and electricity supply companies. However, some countries with low levels of computerization (for example, India) or recent installation (such as emerging Europe, Middle East, Africa and Latin American regions) may experience reduced risk. Overall, South Africa, Mexico, Israel and Taiwan are widely cited as being relatively low risk with respect to Y2K problems. Given the expected rise in risk, and assuming that any Y2K disruption is temporary in most economies, the fourth quarter could represent a good buying opportunity in certain emerging equity markets.

The other major risks center on US policy; specifically, the risk of a looser fiscal/tighter monetary policy mix emerging. This could push real bond yields up globally unless offset by looser monetary/tighter fiscal policy elsewhere. It might also trigger a slide in the dollar if foreign investors withhold their funding of the US trade deficit as US asset prices correct. This could boost the US dollar return of international equities, but might be negative for the local currency returns of international markets since the balance of global growth still seems to require a firm US dollar.

Many analysts believe that the US dollar will benefit from safe-haven status in the fourth quarter, partly as capital flows out of emerging markets. There are reasons to be skeptical of this viewpoint as it appears more likely that the United States' large current account deficit will become more difficult to finance as market liquidity dries up.


In Conclusion
Notwithstanding the near-term concerns we have discussed, it should be emphasized that we are still positive on international equities over the medium term--long term. We anticipate that the most likely scenario is still one of modestly strong global growth with no significant inflation increases over the next few quarters. Many of the current concerns we detailed are related to what are believed to be exaggerated fears of a prolonged spell of US monetary tightening.


Merrill Lynch International Equity Fund, August 31, 1999


The Y2K risks are real enough for markets, especially for some of the emerging markets and certain global industries. Even so, an overdone sell-off in some of these areas may offer attractive buying opportunities for the astute investor. We will look to become more fully invested as clear opportunities arise.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to reviewing our outlook and strategy with you in the our upcoming semi-annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Clive Lang)
Clive Lang
Senior Vice President and
Portfolio Manager




October 6, 1999




PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).
  None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                                  3 Month         12 Month        Since Inception
As of August 31, 1999                                           Total Return    Total Return        Total Return
ML International Equity Fund Class A Shares*                        +10.48%         +31.09%           +24.44%
ML International Equity Fund Class B Shares*                        +10.14          +29.65            +37.66
ML International Equity Fund Class C Shares*                        +10.30          +29.86            +18.50
ML International Equity Fund Class D Shares*                        +10.43          +30.76            +44.37
Morgan Stanley Capital International World (Ex-US) Index**          + 7.20          +26.17        +49.35/+74.15

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 10/21/94 for Class A & Class C Shares and from 7/30/93 for Class B & Class D Shares.
**An unmanaged capitalization-weighted index comprised of a representative sampling of stocks in 21 countries, excluding the United States. Since inception total returns are for the periods from 10/31/94 and from 7/31/93, respectively.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 6/30/99                         +6.99%         +1.37%
Inception (10/21/94) through 6/30/99       +3.78          +2.60

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 6/30/99                         +5.88%         +1.88%
Five Years Ended 6/30/99                   +3.18          +3.18
Inception (7/30/93) through 6/30/99        +4.79          +4.79

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 6/30/99                         +5.84%         +4.84%
Inception (10/21/94) through 6/30/99       +2.74          +2.74

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 6/30/99                         +6.69%         +1.08%
Five Years Ended 6/30/99                   +3.99          +2.87
Inception (7/30/93) through 6/30/99        +5.61          +4.65

 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch International Equity Fund, August 31, 1999


SCHEDULE OF INVESTMENTS                                                                                    (in US dollars)
                                    Shares Held/                                                                Percent of
AFRICA          Industries          Face Amount        Investments                         Cost         Value   Net Assets
South Africa    Banks                  100,000    ABSA Group Limited               $     555,618    $      514,845     0.2%
                                        20,000    Nedcor Limited                         467,881           398,059     0.2

                                                  Total Investments in Africa          1,023,499           912,904     0.4

EUROPE

Austria         Banks                    8,000    Bank Austria AG                        475,077           424,391     0.2

                Building Products        9,600    Wienerberger Baustoffindustrie AG      222,217           227,930     0.1

                                                  Total Investments in Austria           697,294           652,321     0.3

Belgium         Equity Basket           21,700    MSCI Belgium OPALS 'B' (c)           1,771,847         1,824,970     0.9

                                                  Total Investments in Belgium         1,771,847         1,824,970     0.9
Denmark         Equity Basket            5,900    MSCI Denmark OPALS 'B' (c)             824,643           882,109     0.4

                Marine                     110    D/S 1912 'B'                         1,066,921         1,062,636     0.5

                                                  Total Investments in Denmark         1,891,564         1,944,745     0.9

Finland         Communications          27,500    Nokia Oyj                            2,366,096         2,293,508     1.1
                Equipment

                                                  Total Investments in Finland         2,366,096         2,293,508     1.1

France          Aerospace & Defense      8,000    Thomson CSF                            256,207           292,218     0.1

                Automobiles              2,000    PSA Peugeot Citroen                    377,174           367,384     0.2

                Banks                    5,600    Compagnie Financiere de
                                                  Paribas (CFP)                          296,484           652,567     0.3
                                         2,000    Societe Generale 'A'                   379,110           391,242     0.2
                                                                                   -------------     -------------   ------
                                                                                         675,594         1,043,809     0.5

                Building Products        3,000    Compagnie de Saint Gobain              456,697           579,579     0.3

                Communications           2,400    Alcatel                                377,158           367,384     0.2
                Equipment

                Construction             2,300    Lafarge SA (Ordinary)                  226,272           246,939     0.1
                Materials

                Diversified             14,700    France Telecom SA                    1,023,585         1,143,735     0.5
                Telecommunication
                Services

                Electrical Equipment     7,000    Schneider SA                           406,146           469,259     0.2

                Food Products            1,500    Danone                                 400,326           370,867     0.2

                IT Consulting &          3,000    Cap Gemini SA                          465,841           514,654     0.2
                Services

                Industrial              11,500    Lagardere S.C.A.                       459,681           466,197     0.2
                Conglomerates

                Insurance                9,600    Axa                                  1,144,225         1,193,870     0.6

                Multi-Utilities          5,500    Suez Lyonnaise des Eaux              1,049,671           916,823     0.4
                                         9,600    Vivendi                                715,355           740,848     0.4
                                                                                   -------------     -------------   ------
                                                                                       1,765,026         1,657,671     0.8

                Multiline Retail         5,300    Carrefour SA                           621,656           861,662     0.4
                                         3,400    Pinault-Printemps-Redoute SA           553,295           588,658     0.3
                                                                                   -------------     -------------   ------
                                                                                       1,174,951         1,450,320     0.7

                Oil & Gas                5,600    Elf Aquitaine SA                       715,418           981,379     0.4
                                         8,000    Total Fina SA 'B'                      910,248         1,030,363     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,625,666         2,011,742     0.9

                Personal Products          650    L'Oreal SA                             344,017           419,614     0.2

                Pharmaceuticals          6,000    Rhone-Poulenc SA                       288,312           290,866     0.1
                                        13,500    Sanofi-Synthelabo SA                   543,846           561,527     0.3
                                                                                   -------------     -------------   ------
                                                                                         832,158           852,393     0.4

                Textiles & Apparel       1,200    LVMH (Louis Vuitton Moet
                                                  Hennessy)                              215,675           364,977     0.2
                                         1,500    LVMH (Louis Vuitton Moet
                                                  Hennessy)(Rights)(d)                         0            45,210     0.0
                                                                                   -------------     -------------   ------
                                                                                         215,675           410,187     0.2

                                                  Total Investments in France         12,226,399        13,857,822     6.5

Germany         Airlines                25,000    Deutsche Lufthansa AG
                                                  (Registered Shares)                    594,697           482,983     0.2

                Automobiles             31,000    DaimlerChrysler AG                   2,620,035         2,336,686     1.1
                                        11,000    Volkswagen AG                          853,181           663,085     0.3
                                                                                   -------------     -------------   ------
                                                                                       3,473,216         2,999,771     1.4

                Banks                   25,461    Deutsche Bank AG (Registered)        1,691,074         1,739,083     0.8
                                        16,400    HypoVereinsbank                      1,208,965           971,286     0.5
                                                                                   -------------     -------------   ------
                                                                                       2,900,039         2,710,369     1.3

                Chemicals               16,000    BASF AG                                762,565           724,632     0.4
                                        26,200    Bayer AG                             1,063,036         1,138,182     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,825,601         1,862,814     0.9

                Diversified             60,000    Deutsche Telekom AG                  2,085,294         2,654,030     1.2
                Telecommunication
                Services

                Electric Utilities      28,500    RWE AG                               1,350,097         1,229,072     0.6
                                        10,400    RWE AG (Preferred)                     312,319           331,574     0.1
                                                                                   -------------     -------------   ------
                                                                                       1,662,416         1,560,646     0.7

                Equity Basket           17,550    MSCI Euro Insurance
                                                  OPALS 'B' (c)                        3,027,852         3,030,183     1.4

                Foreign Bonds      E 8,160,000    Deutscheland Republic,
                                                  4.50% due 7/04/2009                  8,389,506         8,355,215     3.9

                Industrial              19,500    Siemens AG                           1,344,264         1,638,658     0.8
                Conglomerates

                Insurance                6,650    Allianz AG (Registered Shares)       2,007,417         1,750,187     0.8
                                         5,350    Axa Colonia Konzern AG                 589,391           519,616     0.3
                                         2,100    Muenchener Rueckversicherungs-
                                                  Gesellschaft AG (Registered Shares)    427,464           398,611     0.2
                                                                                   -------------     -------------   ------
                                                                                       3,024,272         2,668,414     1.3

                Machinery               10,000    Linde AG                               660,663           610,195     0.3

                Metals & Mining         32,500    Thyssen Krupp AG                       645,886           758,257     0.4

                Multi-Utilities         17,500    Veba AG                              1,116,987         1,114,027     0.5

                Wireless Telecommuni-   12,750    Mannesmann AG                        1,483,713         1,954,417     0.9
                cations Services
                                                  Total Investments in Germany        32,234,406        32,399,979    15.2



Merrill Lynch International Equity Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                                 Shares                                                                   Percent of
(continued)     Industries              Held           Investments                         Cost         Value   Net Assets
Hungary         Banks                   13,599    OTP Bank Rt. (GDR)(b)            $     616,982     $     611,955     0.3%

                Oil & Gas               22,915    MOL Magyar Olaj-es
                                                  Gazipari Rt. (GDR)(b)                  515,941           575,166     0.3

                Pharmaceuticals          3,500    EGIS Rt.                               124,535           116,225     0.0

                                                  Total Investments in Hungary         1,257,458         1,303,346     0.6

Ireland         Banks                   55,000    Bank of Ireland                        599,634           497,581     0.3

                Construction            21,000    CRH PLC                                229,577           472,434     0.2
                Materials

                                                  Total Investments in Ireland           829,211           970,015     0.5

Italy           Banks                  100,000    San Paolo-IMI SpA                    1,542,416         1,341,795     0.6
                                       211,000    Unicredito Italiano SpA              1,144,359           973,429     0.5
                                                                                   -------------     -------------   ------
                                                                                       2,686,775         2,315,224     1.1

                Diversified            228,000    Telecom Italia Mobile
                Telecommunication                 (TIM) SpA                            1,355,493         1,326,255     0.6
                Services               154,000    Telecom Italia SpA                   1,619,675         1,549,366     0.8
                                                                                       2,975,168         2,875,621     1.4

                Insurance               46,000    Assicurazioni Generali               1,912,466         1,551,562     0.7

                Oil & Gas              285,000    ENI SpA                              1,918,340         1,711,976     0.8

                                                  Total Investments in Italy           9,492,749         8,454,383     4.0

Netherlands     Air Freight &           32,800    TNT Post Group NV                      924,577           808,540     0.4
                Couriers

                Banks                   66,800    ABN AMRO Holding NV                  1,416,439         1,625,504     0.8

                Diversified             19,800    ING Groep NV                         1,140,603         1,084,858     0.5
                Financials

                Diversified             10,400    KPN NV                                 490,984           465,521     0.2
                Telecommunication
                Services

                Food Products           10,200    Unilever NV 'A'                        876,554           709,082     0.3

                Household Durables       7,000    Koninklijke (Royal)
                                                  Philips Electronics NV                 542,452           720,885     0.3

                IT Consulting &         11,000    Getronics NV                           540,755           538,249     0.2
                Services

                Insurance               13,600    Aegon NV                             1,044,596         1,188,803     0.6

                Marine                  20,000    Koninklijke Nedlloyd NV                523,696           570,078     0.3

                Oil & Gas               40,250    Royal Dutch Petroleum Company        2,062,294         2,473,030     1.2

                                                  Total Investments in the
                                                  Netherlands                          9,562,950        10,184,550     4.8

Norway          Equity Basket            9,400    MSCI Norway OPALS 'B' (c)              825,694           884,728     0.4

                                                  Total Investments in Norway            825,694           884,728     0.4

Poland          Trading Companies &     47,000    Elektrim Spolka Akcyjna SA             611,737           590,452     0.3
                Distributors

                                                  Total Investments in Poland            611,737           590,452     0.3

Portugal        Equity Basket           23,200    MSCI Portugal OPALS 'B' (c)          1,908,523         1,494,312     0.7

                                                  Total Investments in Portugal        1,908,523         1,494,312     0.7

Spain           Banks                  144,000    Banco Santander Central
                                                  Hispano, SA                          1,349,127         1,445,718     0.7

                Construction &           4,650    Fomento de Construcciones y
                Engineering                       Contratas SA                           285,018           275,641     0.1
                                        25,200    Grupo Dragados SA                      273,191           309,400     0.1
                                                                                   -------------     -------------   ------
                                                                                         558,209           585,041     0.2

                Diversified             93,636    Telefonica SA                        1,372,142         1,492,658     0.7
                Telecommunication
                Services

                Electric Utilities      64,000    Endesa SA                            1,534,158         1,283,731     0.6

                Oil & Gas               29,400    Repsol-YPF, SA                         541,637           615,475     0.3

                                                  Total Investments in Spain           5,355,273         5,422,623     2.5

Sweden          Automobiles             13,000    Volvo AB 'B'                           342,974           364,221     0.2
                Banks                   40,000    Skandinaviska Enskilda
                                                  Banken (SEB) 'A'                       493,944           414,797     0.2
                                        57,000    Svenska Handelsbanken AB               799,284           791,571     0.4
                                                                                   -------------     -------------   ------
                                                                                       1,293,228         1,206,368     0.6

                Communications          55,000    Telefonaktiebolaget LM
                Equipment                         Ericsson 'B'                         1,476,573         1,774,409     0.8

                Diversified             42,000    Investor AB 'B'                        490,988           511,947     0.2
                Financials

                Household Durables      32,000    Electrolux AB 'B'                      320,540           644,269     0.3

                Paper & Forest          19,000    Svenska Cellulosa AB (SCA) 'B'         497,621           553,062     0.3
                Products

                                                  Total Investments in Sweden          4,421,924         5,054,276     2.4

Switzerland     Banks                    3,450    Credit Suisse Group
                                                  (Registered Shares)                    391,197           651,201     0.3
                                         3,000    UBS AG (Registered Shares)             679,122           846,423     0.4
                                                                                   -------------     -------------   ------
                                                                                       1,070,319         1,497,624     0.7

                Diversified              1,000    Swisscom AG (Registered Shares)        356,816           329,659     0.2
                Telecommunication
                Services

                Equity Basket            3,100    MSCI Switerland OPALS 'B' (c)        1,042,034         1,044,917     0.5

                Food Products              550    Nestle SA (Registered Shares)        1,121,182         1,085,335     0.5

                Insurance                  190    Schweizerische Rueckversicherungs-
                                                  Gesellschaft (Registered Shares)       475,839           370,545     0.2
                                           600    Zurich Allied AG                       388,861           352,033     0.2
                                                                                   -------------     -------------   ------
                                                                                         864,700           722,578     0.4

                Pharmaceuticals            950    Novartis AG (Registered Shares)      1,819,986         1,366,816     0.6
                                           130    Roche Holding AG                     1,531,761         1,503,168     0.7
                                                                                   -------------     -------------   ------
                                                                                       3,351,747         2,869,984     1.3

                Retailing                8,600    Charles Voegele Holding AG           1,255,189         1,498,416     0.7

                                                  Total Investments in Switzerland     9,061,987         9,048,513     4.3

United          Aerospace & Defense    150,400    British Aerospace PLC                1,074,075         1,097,685     0.5
Kingdom                                100,000    Rolls-Royce PLC                        461,321           397,257     0.2
                                                                                   -------------     -------------   ------
                                                                                       1,535,396         1,494,942     0.7



Merrill Lynch International Equity Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
EUROPE                                 Shares                                                                   Percent of
(concluded)     Industries              Held           Investments                         Cost         Value   Net Assets
United          Banks                   36,000    Alliance & Leicester PLC         $     476,309     $     494,831     0.2%
Kingdom                                 32,000    Bank of Scotland                       312,649           398,719     0.2
(concluded)                             25,600    Barclays PLC                           768,792           760,933     0.4
                                       108,000    HSBC Holdings PLC                    1,079,950         1,335,264     0.6
                                        11,000    HSBC Holdings PLC (ADR)(a)             698,609           684,750     0.3
                                        38,480    Halifax PLC                            544,975           429,380     0.2
                                        68,800    Lloyds TSB Group PLC                   852,025           951,205     0.4
                                        30,000    National Westminster Bank PLC          624,206           616,491     0.3
                                                                                   -------------     -------------   ------
                                                                                       5,357,515         5,671,573     2.6

                Beverages               46,000    Bass PLC                               659,979           618,242     0.3
                                       117,600    Diageo PLC                           1,251,049         1,190,372     0.6
                                                                                   -------------     -------------   ------
                                                                                       1,911,028         1,808,614     0.9

                Construction            52,000    RMC Group PLC                          520,564           851,776     0.4
                Materials

                Containers &           110,000    Rexam PLC                              363,546           516,072     0.2
                Packaging

                Diversified             26,500    Provident Financial PLC                351,372           340,620     0.2
                Financials

                Diversified             88,000    British Telecommunications PLC       1,481,697         1,347,443     0.7
                Telecommunication       28,000    Cable & Wireless Communications PLC    254,514           292,194     0.1
                Services                20,000    Cable & Wireless PLC                   228,156           229,437     0.1
                                                                                   -------------     -------------   ------
                                                                                       1,964,367         1,869,074     0.9

                Electric Utilities      62,708    British Energy PLC                     733,711           521,904     0.2
                                        70,000    British Energy PLC (Deferred Shares)         0                 0     0.0
                                                                                   -------------     -------------   ------
                                                                                         733,711           521,904     0.2

                Food & Drug Retailing   60,000    J Sainsbury PLC                        358,672           413,565     0.2
                                       490,000    Tesco PLC                            1,415,098         1,450,569     0.7
                                                                                   -------------     -------------   ------
                                                                                       1,773,770         1,864,134     0.9

                Food Products           85,000    Associated British Foods PLC           572,281           582,469     0.3
                                        44,000    Cadbury Schweppes PLC                  334,409           277,654     0.1
                                        65,000    Unilever PLC                           605,302           613,036     0.3
                                                                                   -------------     -------------   ------
                                                                                       1,511,992         1,473,159     0.7

                Gas Utilities          134,000    BG PLC                                 779,517           805,752     0.4

                Health Care             99,200    Nycomed Amersham PLC                   674,819           653,477     0.3

                Equipment & Supplies   110,000    Shanks & McEwan Group PLC              352,754           417,099     0.2
                                                                                   -------------     -------------   ------
                                                                                       1,027,573         1,070,576     0.5

                Hotels Restaurants &    55,000    Compass Group PLC                      536,780           513,421     0.2

                Leisure                120,000    Hilton Group PLC                       518,478           458,391     0.2
                                                                                   -------------     -------------   ------
                                                                                       1,055,258           971,812     0.4

                IT Consulting &         57,000    SEMA Group PLC                         544,169           620,009     0.3
                Services

                Industrial             102,000    Tomkins PLC                            506,535           445,763     0.2
                Conglomerates

                Insurance               40,000    Allied Zurich PLC                      505,759           488,758     0.2
                                        24,000    Prudential Corporation PLC             356,453           358,037     0.2
                                       141,818    Royal & Sun Alliance Insurance
                                                  Group PLC                            1,307,682         1,180,309     0.6
                                                                                   -------------     -------------   ------
                                                                                       2,169,894         2,027,104     1.0

                Internet & Catalog      44,000    The Great Universal Stores PLC         500,911           443,256     0.2
                Retail

                Machinery               48,000    BBA Group PLC                          315,731           391,778     0.2
                                        68,000    Invensys PLC                           498,995           346,887     0.1
                                                                                   -------------     -------------   ------
                                                                                         814,726           738,665     0.3

                Media                   42,000    Carlton Communications PLC             426,188           318,175     0.1
                                        66,000    WPP Group PLC                          555,124           618,226     0.3
                                                                                   -------------     -------------   ------
                                                                                         981,312           936,401     0.4

                Oil & Gas              182,000    BP Amoco PLC                         2,745,772         3,377,444     1.6

                Pharmaceuticals         28,000    AstraZeneca Group PLC                1,182,036         1,111,194     0.5
                                        70,200    Glaxo Wellcome PLC                   1,886,241         1,845,250     0.9
                                        80,880    SmithKline Beecham PLC                 939,983         1,053,244     0.5
                                                                                   -------------     -------------   ------
                                                                                       4,008,260         4,009,688     1.9

                Real Estate             70,000    The British Land Company PLC           575,454           585,963     0.3

                Software & Services     88,000    Computacenter PLC                      671,227           808,748     0.4

                Transportation          22,500    BAA PLC                                236,205           234,980     0.1
                Infrastructure

                Wireless Telecommuni-   84,000    Vodafone AirTouch PLC                1,585,243         1,692,433     0.8
                cations Services

                                                  Total Investments in the
                                                  United Kingdom                      34,225,317        35,180,462    16.5

                                                  Total Investments in Europe        128,740,429       131,561,005    61.9

LATIN AMERICA

Chile           Financial Investment    13,000    Genesis Chile Fund                     368,180           370,500     0.2
                Fund
                                                  Total Investments in Chile             368,180           370,500     0.2

Mexico          Foreign Bonds        1,923,000    Mexican Par Bond (Rights)(e)                 0                19     0.0

                                                  Total Investments in Mexico                  0                19     0.0

                                                  Total Investments in Latin America     368,180           370,519     0.2

MIDDLE EAST

Israel          Industrial              22,000    Koor Industries Limited (ADR)(a)       508,726           387,750     0.2
                Conglomerates

                                                  Total Investments in the Middle East   508,726           387,750     0.2

NORTH
AMERICA

Canada          Aerospace & Defense     21,910    Bombardier Inc. 'B'                    329,950           341,426     0.2

                Airlines                35,660    Air Canada                             215,112           216,302     0.1

                Banks                    7,310    Bank of Nova Scotia                    156,353           158,743     0.1
                                        10,180    Royal Bank of Canada                   507,005           434,970     0.2
                                        17,590    The Toronto-Dominion Bank              372,348           344,844     0.2
                                                                                   -------------     -------------   ------
                                                                                       1,035,706           938,557     0.5




Merrill Lynch International Equity Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
NORTH AMERICA                       Shares Held/                                                                Percent of
(concluded)     Industries          Face Amount        Investments                         Cost         Value   Net Assets
Canada          Communications          10,670    Newbridge Networks Corporation   $     341,129     $     293,210     0.1%
(concluded)     Equipment               31,430    Northern Telecom Ltd.                  975,833         1,295,540     0.6
                                                                                   -------------     -------------   ------
                                                                                       1,316,962         1,588,750     0.7

                Diversified             11,890    BCE Inc.                               538,233           554,654     0.3
                Telecommunication
                Services

                Media                   13,120    Rogers Communications, Inc. 'B'        237,045           230,831     0.1
                                        12,090    Seagram Company Ltd.                   546,887           642,180     0.3
                                                                                   -------------     -------------   ------
                                                                                         783,932           873,011     0.4

                Metals & Mining         15,050    Inco Limited                           227,479           309,171     0.1
                                        18,210    Placer Dome Inc.                       232,730           189,179     0.1
                                                                                   -------------     -------------   ------
                                                                                         460,209           498,350     0.2

                Oil & Gas               19,740    Anderson Exploration Ltd.              255,685           284,457     0.1
                                        17,200    Canadian Natural Resources Ltd.        437,191           426,542     0.2
                                         7,490    Suncor Energy, Inc.                    264,863           308,988     0.2
                                                                                   -------------     -------------   ------
                                                                                         957,739         1,019,987     0.5

                Paper & Forest          21,410    Abitibi-Consolidated Inc.              211,012           255,428     0.1
                Products                23,950    Domtar, Inc.                           245,846           261,652     0.1
                                                                                   -------------     -------------   ------
                                                                                         456,858           517,080     0.2

                Road & Rail             34,890    Laidlaw Inc.                           266,696           219,816     0.1

                                                  Total Investments in North America   6,361,397         6,767,933     3.2

PACIFIC
BASIN/ASIA

Australia       Banks                   30,100    National Australia Bank Limited        479,090           454,938     0.2
                                        45,000    Westpac Banking Corporation
                                                  Limited                                263,144           272,745     0.1
                                                                                   -------------     -------------   ------
                                                                                         742,234           727,683     0.3

                Beverages               44,000    Foster's Brewing Group Limited         128,992           128,850     0.1

                Chemicals               20,000    Orica Limited                          104,637           103,739     0.0

                Construction            65,000    Boral Limited                          105,994            99,528     0.0
                Materials               40,000    Pioneer International Limited           98,765           102,080     0.0
                                                                                   -------------     -------------   ------
                                                                                         204,759           201,608     0.0

                Diversified             32,000    Colonial Limited                       124,747           120,230     0.1
                Financials              24,700    Lend Lease Corporation Limited         310,759           301,651     0.1
                                                                                   -------------     -------------   ------
                                                                                         435,506           421,881     0.2

                Diversified            104,500    Telstra Corporation Limited            453,577           543,369     0.3
                Telecommunication
                Services

                Food & Drug Retailing   70,000    Woolworths Limited                     247,356           244,647     0.1

                Hotels Restaurants
                & Leisure               44,800    Jupiters Limited                       114,444           104,326     0.0

                Industrial               6,000    Brambles Industries Limited            126,371           167,085     0.1
                Conglomerates           90,000    Pacific Dunlop Limited                 137,436           133,789     0.1
                                                                                   -------------     -------------   ------
                                                                                         263,807           300,874     0.2

                Insurance               33,500    AMP Limited                            401,545           333,611     0.2
                                        33,800    QBE Insurance Group Limited            124,451           120,761     0.1
                                                                                   -------------     -------------   ------
                                                                                         525,996           454,372     0.3

                Media                   69,000    The News Corporation Limited           462,655           504,052     0.2
                                        31,500    The News Corporation Limited
                                                  (Preferred)                            176,160           208,406     0.1
                                        19,500    Publishing & Broadcasting Limited      131,298           114,706     0.1
                                                                                   -------------     -------------   ------
                                                                                         770,113           827,164     0.4

                Metals & Mining         35,700    Broken Hill Proprietary
                                                  Company Limited                        281,238           383,786     0.2
                                        55,000    Newcrest Mining                        109,204           129,833     0.1
                                        67,500    WMC Limited                            258,654           297,450     0.1
                                                                                   -------------     -------------   ------
                                                                                         649,096           811,069     0.4

                Multiline Retail        18,800    Coles Myer Limited                      88,247           104,843     0.0

                Oil & Gas               23,600    Woodside Petroleum Limited             132,030           164,947     0.1

                Real Estate             18,700    Westfield Holdings Limited              88,767           112,625     0.1

                                                  Total Investments in Australia       4,949,561         5,251,997     2.5

China           Wireless                 7,000    China Telecom (Hong Kong)
                Telecommunications                Limited (ADR)(a)                       436,873           435,312     0.2
                Services

                                                  Total Investments in China             436,873           435,312     0.2

Indonesia       Equity Basket           22,000    MSCI Indonesian OPALS 'B' (c)          435,820           311,960     0.2

                                                  Total Investments in Indonesia         435,820           311,960     0.2

Japan           Auto Components         28,000    Bridgestone Corp.                      506,857           792,839     0.4

                Automobiles            107,000    Fuji Heavy Industries, Ltd.            545,984           852,247     0.4
                                        39,000    Toyota Motor Corporation             1,079,842         1,150,621     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,625,826         2,002,868     0.9

                Banks                  288,000    The Asahi Bank, Ltd.                 1,571,729         1,762,514     0.8
                               US$   1,070,000    MBL International Finance
                                                  (Bermuda), 3% due 11/30/2002         1,305,400         1,246,550     0.6
                                   120,000,000    Sanwa International Finance Ltd.
                                                  (Convertible Preferred)              1,054,922         1,372,853     0.7
                                       149,000    The Tokai Bank Ltd.                  1,015,578           947,242     0.4
                                                                                   -------------     -------------   ------
                                                                                       4,947,629         5,329,159     2.5

                Broadcasting &          15,000    Nippon Broadcasting System,
                Publishing                        Incorporated                           727,011           930,307     0.4

                Business & Public          350    Bellsystem 24, Inc.                    133,290           175,831     0.1
                Services                 3,200    People Co., Ltd.                       127,636           174,790     0.1
                                        29,000    Square Co., Ltd.                     1,056,789         1,438,345     0.7
                                         1,000    Trend Micro Incorporated               130,464           235,659     0.1
                                                                                   -------------     -------------   ------
                                                                                       1,448,179         2,024,625     1.0




Merrill Lynch International Equity Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
PACIFIC BASIN/                         Shares                                                                   Percent of
ASIA(continued) Industries              Held         Investments                       Cost             Value   Net Assets
Japan           Chemicals               86,000    Kaneka Corporation               $     443,612     $     981,914     0.5%
(concluded)                             22,000    Shin-Etsu Chemical Co., Ltd.           489,959           896,237     0.4
                                         1,000    Taiyo Ink Mfg. Co., Ltd.               112,682           112,349     0.0
                                                                                   -------------     -------------   ------
                                                                                       1,046,253         1,990,500     0.9

                Computers &             35,000    Fujitsu Limited                        534,758         1,026,215     0.5
                Peripherals            116,000    Toshiba Corporation                    898,108         1,030,946     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,432,866         2,057,161     1.0

                Construction &          77,000    Nishimatsu Construction Co., Ltd.      369,366           446,611     0.2
                Engineering

                Diversified             50,000    Daiwa Securities Group Inc.            226,633           452,594     0.2
                Financials              35,000    Kokusai Securities Co., Ltd.           577,912           569,054     0.3
                                         5,400    Nissin Co., Ltd.                       182,841           345,269     0.1
                                         8,900    Takefuji Corporation                   671,533         1,431,577     0.7
                                       105,000    The Toyo Trust & Banking Co., Ltd.     458,286           447,890     0.2
                                                                                   -------------     -------------   ------
                                                                                       2,117,205         3,246,384     1.5

                Diversified                 38    NTT Mobile Communications
                                                  Network, Inc.                        1,416,297           631,714     0.3
                Telecommunication          152    NTT Mobile Communications
                                                  Network, Inc.                                0         2,512,970     1.2
                Services                   116    Nippon Telegraph & Telephone
                                                  Corporation (NTT)                    1,176,781         1,303,252     0.6
                                                                                   -------------     -------------   ------
                                                                                       2,593,078         4,447,936     2.1

                Electric Utilities      37,000    Tokyo Electric Power                   873,426           861,801     0.4

                Electrical &               500    Funai Electric Co., Ltd.               140,295           144,090     0.1
                Electronics

                Electrical Equipment   161,000    The Furukawa Electric Co., Ltd.        875,845           911,765     0.4

                Electronic Equipment     6,300    Hakuto Company Ltd.                    142,902           177,238     0.1
                & Instruments           59,000    Ibiden Co., Ltd.                       905,615         1,096,684     0.5
                                         5,000    Keyence Corporation                    558,407         1,134,910     0.5
                                         5,000    Rohm Company Ltd.                      279,487           995,616     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,886,411         3,404,448     1.6

                Financial Services       2,100    Aiful Corporation                      280,811           364,642     0.2

                Food & Drug Retailing   16,000    FamilyMart Co., Ltd.                   740,831           821,337     0.4

                Food & Household         2,300    Hokuto Corporation                      91,245           117,857     0.1
                Products                 2,000    Q'sai Co., Ltd.                         68,603           124,224     0.0
                                                                                   -------------     -------------   ------
                                                                                         159,848           242,081     0.1

                Household Durables      12,300    Sony Corporation                     1,321,197         1,593,113     0.7

                Industrial Components    3,300    Sumida Electric Co., Ltd.               88,996           144,684     0.1

                Insurance              136,000    Mitsui Marine and Fire
                                                  Insurance Company, Ltd.                728,750           746,584     0.4

                Internet Software &      3,000    Softbank Corporation                   404,806         1,030,325     0.5
                Services

                Leisure Equipment &    208,000    Mizuno Corporation                     848,262           689,660     0.3
                Products

                Machinery              130,000    Komatsu Ltd.                           754,110           831,202     0.4
                                       177,000    NSK Limited                          1,091,716         1,138,180     0.5
                                                                                   -------------     -------------   ------
                                                                                       1,845,826         1,969,382     0.9

                Machinery &              3,900    THK Co., Ltd.                           72,242           126,461     0.1
                Engineering

                Media                    1,870    Nippon Television Network Corp.        666,421         1,024,845     0.5

                Merchandising            3,000    Art Vivant Co., Ltd.                    77,376           120,844     0.0
                                        22,300    Kojima Co. Limited                     890,506         1,053,078     0.5
                                         1,000    Ryohin Keikaku Company Limited         110,904           200,950     0.1
                                         4,100    Sunkus & Associates Inc.               139,001           157,663     0.1
                                                                                   -------------     -------------   ------
                                                                                       1,217,787         1,532,535     0.7

                Metals & Mining        367,000    Mitsubishi Materials Corporation       897,275         1,035,833     0.5
                                       324,000    Nippon Steel Corporation               891,751           849,361     0.4
                                                                                   -------------     -------------   ------
                                                                                       1,789,026         1,885,194     0.9

                Multiline Retail        13,000    Ito-Yokado Co., Ltd.                   768,098           957,070     0.4

                Non Index              660,099    Nikkei 225 (Warrants)(f)               521,969           444,307     0.2

                Office Electronics      57,000    Ricoh Co., Ltd.                        680,506         1,016,295     0.5

                Pharmaceuticals         29,000    Sankyo Company, Ltd.                   674,884           807,910     0.4
                                        31,000    Takeda Chemical Industries, Ltd.     1,282,612         1,557,362     0.7
                                                                                   -------------     -------------   ------
                                                                                       1,957,496         2,365,272     1.1

                Real Estate              2,000    Able Inc.                               77,705           132,627     0.1
                                        79,000    Mitsui Fudosan Co., Ltd.               770,932           642,939     0.3
                                                                                   -------------     -------------   ------
                                                                                         848,637           775,566     0.4

                Recreation/Other           900    Avex Inc.                               89,059           178,389     0.1
                Consumer Goods           3,900    Roland Corporation                     130,677           163,866     0.1
                                                                                   -------------     -------------   ------
                                                                                         219,736           342,255     0.2

                Road & Rail                134    East Japan Railway Company             627,606           811,491     0.4
                                       123,000    Nippon Express Co., Ltd.               752,588           940,364     0.4
                                                                                   -------------     -------------   ------
                                                                                       1,380,194         1,751,855     0.8

                Software & Services      2,000    Oracle Corporation Japan               193,122           244,794     0.1

                Specialty Retail         3,000    Yamada Denki                           131,125           191,542     0.1

                Tobacco                     37    Japan Tobacco, Inc.                    240,089           513,701     0.2

                Trading Companies &     57,000    Mitsubishi Corporation                 413,589           474,306     0.2
                Distributors

                                                  Total Investments in Japan          38,109,611        49,838,300    23.4

Malaysia        Index Related           81,252    Webs-Malaysia                          503,227           457,042     0.2

                                                  Total Investments in Malaysia          503,227           457,042     0.2

New Zealand     Diversified            125,610    Telecom Corporation of
                Telecommunication                 New Zealand Limited                    607,295           561,300     0.3
                Services

                Oil & Gas               97,340    Fletcher Challenge Energy              248,676           248,915     0.1

                Paper & Forest         229,930    Carter Holt Harvey Limited             303,154           272,010     0.1
                Products

                                                  Total Investments in New Zealand     1,159,125         1,082,225     0.5




Merrill Lynch International Equity Fund, August 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                        (in US dollars)
PACIFIC BASIN/                         Shares                                                                   Percent of
ASIA(concluded) Industries              Held              Investments                   Cost             Value  Net Assets
Singapore       Diversified            151,000    Singapore Telecommunications,
                Telecommuni-                      Ltd.                             $     220,962     $     268,281     0.1%
                cation Services

                                                  Total Investments in Singapore         220,962           268,281     0.1
South Korea     Household Durables         568    Samsung Electronics (GDR)(b)            12,680            52,540     0.0

                Wireless Telecommuni-    1,125    SK Telecom Co. Ltd. (ADR)(a)            16,144            12,727     0.0
                cations Services

                                                  Total Investments in South Korea        28,824            65,267     0.0

                                                  Total Investments in the
                                                  Pacific Basin/Asia                  45,844,003        57,710,384    27.1

SOUTHEAST
ASIA

India           Chemicals                  308    Reliance Industries Ltd.                 1,595             1,380     0.0

                Diversified             18,500    Morgan Stanley Dean Witter
                Financials                        India Investment Fund                  208,946           230,094     0.1

                Financial Investment    14,000    Indocam Himalayan Fund NV              210,000           217,000     0.1
                Fund


                Household Products         200    Reckitt & Coleman of India Ltd.          1,712             2,083     0.0

                Tobacco                    200    ITC Ltd.                                 2,905             4,735     0.0

                                                  Total Investments in Southeast Asia    425,158           455,292     0.2


SHORT-TERM                               Face
SECURITIES                              Amount                 Issue

                Commercial       US$ 2,117,000    General Electric Capital Corp.,
                Paper*                            5.53% due 9/01/1999                  2,117,000         2,117,000     1.0

                                                  Total Investments in
                                                  Commercial Paper                     2,117,000         2,117,000     1.0

                US Government &      2,863,000    Federal Home Loan Mortgage
                Agency Obligations*               Corporation Participation
                                                  Certificates, 5.01% due 9/13/1999    2,858,219         2,858,219     1.3
                                                  US Treasury Bills:
                                       500,000       4.64% due 9/23/1999                 498,583           498,570     0.2
                                     1,000,000       4.65% due 10/21/1999 (g)            993,819           993,370     0.5

                                                  Total Investments in US
                                                  Government & Agency Obligations      4,350,621         4,350,159     2.0

                                                  Total Investments in
                                                  Short-Term Securities                6,467,621         6,467,159     3.0


OPTIONS                  Nominal Value Covered                                          Premiums
PURCHASED                 by Options Purchased                                            Paid

                Call Options            42,000    DBS, expiring March 2000 at
                Purchased                         US$ 0.01                               221,090           481,740     0.2
                                        47,000    OCBC, expiring March 2000 at
                                                  US$ 0.01                               222,280           312,550     0.2
                                        50,000    SIA, expiring March 2000 at
                                                  US$ 0.01                               221,375           457,500     0.2
                                        50,000    UOB, expiring March 2000 at
                                                  US$ 0.01                               219,443           356,500     0.2


                Currency Put        12,000,000    Japanese Yen, expiring
                Options                           October 1999 at YEN  150               107,400               120     0.0
                Purchased

                Put Options              1,020    FTSE, expiring September
                                                  1999 at Pound Sterling 632             377,404           270,408     0.1
                Purchased

                                                  Total Options Purchased              1,368,992         1,878,818     0.9

                                                  Total Investments                  191,108,005       206,511,764    97.1

OPTIONS                  Nominal Value Covered                                         Premiums
WRITTEN                     by Options Written                                         Received

                Currency Call       12,000,000    Japanese Yen, expiring
                Options Written                   October 1999 at YEN 96.45             (107,400)          (13,200)    0.0

                Put Options              1,020    FTSE, expiring September 1999 at
                Written                           Pound Sterling 562                    (144,531)          (19,666)    0.0

                                                  Total Options Written                 (251,931)          (32,866)    0.0

                Total Investments, Net of Options Written                         $  190,856,074       206,478,898    97.1
                                                                                  --------------
                Time Deposits++                                                                          6,266,130     2.9

                Interest Rate Swaps                                                                         53,176     0.0

                Variation Margin on Financial Futures Contracts**                                            7,440     0.0

                Liabilities in Excess of Other Assets                                                      (97,508)    0.0
                                                                                                     -------------   ------
                Net Assets                                                                           $ 212,708,136   100.0%
                                                                                                     =============   ======


                Net Asset    Class A--Based on net assets of $24,667,725 and 2,436,517
                Value:                beneficial interest outstanding                                $       10.12
                                                                                                     =============
                             Class B--Based on net assets of $144,914,980 and 14,344,019
                                      beneficial interest outstanding                                $       10.10
                                                                                                     =============
                             Class C--Based on net assets of $6,391,261 and 641,984
                                      beneficial interest outstanding                                $        9.96
                                                                                                     =============
                             Class D--Based on net assets of $36,734,170 and 3,615,496
                                      beneficial interest outstanding                                $       10.16
                                                                                                     =============

             (a)American Depositary Receipts (ADR).
             (b)Global Depositary Receipts (GDR).
             (c)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital
                International (MSCI) country index.
             (d)The rights may be exercised until 9/21/1999.
             (e)The rights may be exercised until 6/30/2003.
             (f)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
             (g)All or a portion of security held as collateral in connection with open financial futures contracts.
              ++Time deposit bears interest at 4.937% and matures on 9/22/1999.
               *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
              **Financial futures contracts sold as of August 31, 1999 were as follows:

                Number of                                    Expiration
                Contracts       Issue          Exchange         Date            Value

                    16        Dax Index          DTB       September 1999    $  2,233,227
                    36     Nikkei 225 Index      CME       September 1999       3,153,600
                    14     Nikkei 225 Index     SIMEX      September 1999       1,124,361
                                                                              -----------
                Total Financial Futures Contracts Sold
                (Total Contract Price--$6,464,237)                            $ 6,511,188
                                                                              ===========

                Financial futures contracts purchased as of August 31, 1999 were as follows:

                Number of                                    Expiration
                Contracts      Issue           Exchange         Date            Value

                    44      CAC40 Index         MATIF      September 1999     $ 2,137,666
                     6      FIB30 Index          MIB       September 1999       1,068,453
                    36    Hang Sang Index        HKFE      September 1999       3,155,007
                    12   Taiwan MSCI Index      SIMEX      September 1999         435,960
                                                                              -----------
                Total Financial Futures Contracts Purchased
                (Total Contract Price--$6,756,677)                            $ 6,797,086
                                                                              ===========


Merrill Lynch International Equity Fund, August 31, 1999


EQUITY PORTFOLIO CHANGES



For the Quarter Ended August 31, 1999

Additions

 ABSA Group Limited
 Able Inc.
 Aegon NV
 Aiful Corporation
 Air Canada
*Alcan Aluminum Ltd.
 Alcatel
 Alliance & Leicester PLC
 Allied Zurich PLC
 Anderson Exploration Ltd.
 Associated British Foods PLC
 Avex Inc.
 BAA PLC
 Bank of Nova Scotia
 Bellsystem 24, Inc.
*Billiton PLC
 Boral Limited
 British Energy PLC (Deferred Shares)
 The British Land Company PLC
 Cable & Wireless Communications PLC
 Canadian Natural Resources Ltd.
 Carter Holt Harvey Limited
 Charles Voegele Holding AG
 China Telecom (Hong Kong) Limited
    (ADR)
 Colonial Limited
 Compass Group PLC
 D/S 1912 'B'
 Domtar, Inc.
*Enterprise Oil PLC
 FamilyMart Co., Ltd.
 Funai Electric Co., Ltd.
 The Furukawa Electric Co., Ltd.
 Getronics NV
 HSBC Holdings PLC (ADR)
 Hakuto Company Ltd.
 Hilton Group PLC
 Hokuto Corporation
 Indocam Himalayan Fund NV
 Invensys PLC
 Investor AB 'B'
 Jupiters Limited
 Kojima Co. Limited
 Kokusai Securities Co., Ltd.
 Koninklijke Nedlloyd NV
 Lagardere S.C.A.
 Linde AG
*MSCI Czech OPALS 'B'
 MSCI Euro Insurance OPALS 'B'
 MSCI Indonesian OPALS 'B'
*MSCI Mexican OPALS
 MSCI Switerland OPALS 'B'
 Mitsubishi Corporation
 Mitsubishi Materials Corporation
 Mizuno Corporation
 Morgan Stanley Dean Witter India
    Investment Fund
 Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered Shares)
 NTT Mobile Communications Network, Inc.
 Nedcor Limited
 Nissin Co., Ltd.
 Nokia Oyj
 Oracle Corporation Japan
 Pacific Dunlop Limited
 People Co., Ltd.
 Provident Financial PLC
 Q'sai Co., Ltd.
 Roland Corporation
 Rolls-Royce PLC
*Round One Corporation
 Ryohin Keikaku Company Limited
 SEMA Group PLC
 Sumida Electric Co., Ltd.
 Sunkus & Associates Inc.
*TD Waterhouse Group, Inc.
 Taiyo Ink Mfg. Co., Ltd.
 The Tokai Bank Ltd.
 Tokyo Electric Power
 The Toyo Trust & Banking Co., Ltd.
 Tomkins PLC
 Toshiba Corporation
 Trend Micro Incorporated
 Webs-Malaysia
 Yamada Denki


Deletions

 AAPT Limited
 ASDA Group PLC
 Abbey National PLC
 Alberta Energy Company Ltd.
*Alcan Aluminum Ltd.
 Anglo American PLC
 AngloGold Limited (ADR)
 BTR Siebe PLC
 Bank Rozwoju Eksportu SA (BRE)
 Bank of Montreal
 Banque Nationale de Paris (BNP)
 The Berkeley Group PLC
*Billiton PLC
 British Airways PLC
 Canadian Tire Corp. 'A'
 Coflexip
 Compagnie Generale des Etablissements
    Michelin 'B'
 Dixons Group PLC
*Enterprise Oil PLC
 Fletcher Challenge Paper
 Fujisawa Pharmacturical Co., Ltd.
 GKN PLC
 Hellenic Telecommunications Organization
    SA (OTE)
 Hennes & Mauritz AB 'B'
 Hitachi Ltd.
 Hoechst AG
 Jafco Co., Ltd.
 Karstadt AG
 M.I.M. Holdings Limited
 MSCI Brazil OPALS
*MSCI Czech OPALS 'B'
 MSCI European Auto Sector OPALS 'B'
 MSCI Finland OPALS 'B'
*MSCI Mexican OPALS
 MSCI Philippines OPALS 'B'
 MSCI Singapore OPALS 'B'
 MSCI Spain OPALS 'B'
 MSCI Sweden OPALS 'B'
 MSCI Thailand OPALS
 Mitsui & Co., Ltd.
 Murata Manufacturing Co., Ltd.
 National Mutual Holdings Limited
 National Power PLC
 Normandy Mining Limited
 Promodes
 Renaissance Energy Ltd.
 Rio Tinto PLC (Registered Shares)
*Round One Corporation
 Schroders PLC
 Scottish Power PLC
 Securicor PLC
 Sekisui Chemical Co., Ltd.
 Shohkoh Fund & Co., Ltd.
 Sky Network Television Limited
 Sun Life and Provincial Holdings PLC
*TD Waterhouse Group, Inc.
 Taisho Pharmaceutical Company, Ltd.
 Telefonica, SA (New Shares)
 Teleglobe Inc.
 Toray Industries, Inc.
 Uny Co., Ltd.
 Usinor SA

[FN]
*Added and deleted in the same quarter.




PORTFOLIO INFORMATION


Worldwide
Investments as of
August 31, 1999


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banks                               12.8%
Diversified Telecommunication
Services                             8.2
Oil & Gas                            5.8
Insurance                            5.3
Pharmaceuticals                      4.7
Communications Equipment             2.8
Diversified Financials               2.7
Automobiles                          2.7
Electric Utilities                   1.9
Wireless Telecommunications
 Services                            1.9

                                  Percent of
Ten Largest Countries             Net Assets

Japan                               23.4%
United Kingdom                      16.5
Germany                             15.2
France                               6.5
Netherlands                          4.8
Switzerland                          4.3
Italy                                4.0
Canada                               3.2
Spain                                2.5
Australia                            2.5



                                  Percent of
Ten Largest Equity Holdings       Net Assets

BP Amoco PLC                         1.6%
MSCI Euro Insurance OPALS 'B'        1.4
Deutsche Telekom AG                  1.2
NTT Mobile Communications
Network, Inc.                        1.2
Royal Dutch Petroleum Company        1.2
DaimlerChrysler AG                   1.1
Nokia Oyj                            1.1
Mannesmann AG                        0.9
Glaxo Wellcome PLC                   0.9
MSCI Belgium OPALS 'B'               0.9

                                  Percent of
Geographical Asset Mix*           Net Assets

Europe (Ex-United Kingdom
  and Ireland)                      44.9%
United Kingdom and Ireland          17.0
Japan                               23.4
Pacific Basin (Ex-Japan)             3.7
North America                        3.2
Other Emerging Markets               0.8
Latin America                        0.2

[FN]
*Percent of net assets may not equal 100% and excludes the impact of futures and options.


Financial Futures Contracts
                                                           Percent of
Country                Issue              Exchange         Net Assets

Japan             Nikkei 225 Index          CME              (1.5)%
Euro                 Dax Index              DTB              (1.0)
Japan             Nikkei 225 Index         SIMEX             (0.5)
Hong Kong         Hang Sang Index           HKFE              1.5
Euro                CAC 40 Index           MATIF              1.0
Euro                FIB 30 Index            MIB               0.5
                                                            ------
                                                              0.0%
                                                            ======